Business Combination and Goodwill - Additional Information (Detail)	6 Months Ended
	Jun. 30, 2022 USD ($) shares	Jun. 03, 2022 USD ($)	May 25, 2022 USD ($)	Mar. 31, 2022 USD ($)	Jan. 14, 2022 USD ($)
Viapool [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					51.00%
Fair value of purchase consideration					$ 4,400,000
Cash transferred	$ 1,000,000
Liabilities incurred				$ 2,400,000
Equity interests of acquirer	500,000
Profit (loss) of acquire since acquisition date	3,133,340
Viapool [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Liabilities incurred	500,000
Volt Lines [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Fair value of purchase consideration	6,500,000		$ 13,200,000
Liabilities incurred	5,000,000
Profit (loss) of acquire since acquisition date	$ 408,230
Number of instruments or interests issued or issuable | shares	1,800,000
Contingent consideration recognised as of acquisition date	$ 1,700,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination	$ 2,676,834
Volt Lines [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Number of instruments or interests issued or issuable | shares	1,400,000
Door2Door [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Fair value of purchase consideration		$ 2,615,000
Cash transferred	$ 1,540,000
Acquisition cost	200,000
Door2Door [Member] | Major business combination [member]
Disclosure of detailed information about business combination [line items]
Cash transferred	$ 870,000